REGULATORY CAPITAL REQUIREMENTS	6 Months Ended
Sep. 30, 2025
REGULATORY CAPITAL REQUIREMENTS [Abstract]
REGULATORY CAPITAL REQUIREMENTS
12.	REGULATORY CAPITAL REQUIREMENTS
The Group’s broker-dealer subsidiary, WSI, which is located in Hong Kong, is subject to capital requirements determined by its respective regulator, the Securities and Futures (Financial Resources) Rules and the Securities and Future Ordinance. Regulatory capital requirements could restrict the operating subsidiary from expanding its business and declaring dividends if its required capital does not meet regulatory requirements. As of September 30, 2025 and March 31, 2025, WSI is required to maintain minimum liquid capital of $385,609 (HK$3.0 million) and was in compliance with its regulatory capital requirements.